Exit cost obligations (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Expense recognized by year	$ 0	$ 0	$ 1,772
United Kingdom | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year				$ 10,221
Amounts paid by year				10,221
Exit cost liability	0	0
United Kingdom | Staff redundancy expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year				3,680
Amounts paid by year				3,680
Exit cost liability	0	0
United Kingdom | Professional services | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year				4,388
Amounts paid by year				4,388
Exit cost liability	0	0
United Kingdom | Lease termination expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year				649
Amounts paid by year				649
Exit cost liability	0	0
United Kingdom | Other expenses | Wind Down of Deposit Taking and Investment Management Business
Restructuring Cost and Reserve [Line Items]
Expense recognized by year				1,504
Amounts paid by year				$ 1,504
Exit cost liability	$ 0	$ 0